Tax - Tax reconciliation commentary (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary Of Income Taxes [Line Items]
Taxation at UK corporation tax rate of 19.25% (2016: 20.0%; 2015: 20.25%)	19.25%	20.00%	20.25%
Average effective tax rate	30.80%	51.60%	20.00%
Deferred tax remeasurement due to US federal tax rate reduction	$ 1,288
Pro Forma
Summary Of Income Taxes [Line Items]
Average effective tax rate	21.15%	20.60%
Hong Kong
Summary Of Income Taxes [Line Items]
Taxation at UK corporation tax rate of 19.25% (2016: 20.0%; 2015: 20.25%)	16.50%	16.50%	16.50%
United States
Summary Of Income Taxes [Line Items]
Taxation at UK corporation tax rate of 19.25% (2016: 20.0%; 2015: 20.25%)	35.00%